Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Retirement Plans (Textual) [Abstract]
Company incurred expense related to 401(k) plan	$ 2.5	$ 2.5	$ 2.1
Company made contributions	9.4	8.9	8.3
Maximum [Member]
Retirement Plans (Textual) [Abstract]
Matching contributions of Company of participant's eligible compensation	100.00%
Eligible contributions criteria according to plan contributions	3.00%
Percentage of plan for red zone	65.00%
Percentage of plan for yellow zone or orange zone	80.00%
Minimum [Member]
Retirement Plans (Textual) [Abstract]
Matching contributions of Company of participant's eligible compensation	50.00%
Eligible contributions criteria according to plan contributions	2.00%
Percentage of plan for green zone	80.00%
SERP [Member]
Retirement Plans (Textual) [Abstract]
Net actuarial losses included in accumulated other comprehensive (loss) income	1.9	1.4
Other Post-Retirement Plans [Member]
Retirement Plans (Textual) [Abstract]
Net actuarial losses included in accumulated other comprehensive (loss) income	$ (1.6)	$ 0.2